Short-term investments - Summary of Short-term Investments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Miscellaneous current assets [abstract]
Bank deposits	₨ 10,368	$ 150	₨ 30,633
Other investments	281,744	4,074	285,363
Total	₨ 292,112	$ 4,224	₨ 315,996	[1]

[1]	Restated - Refer Note 2(b)